Segmented Information - Schedule of Aggregates External Revenues by Customer (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue from External Customer [Line Items]
Sales	$ 39,431	$ 40,827
General Motors [Member]
Revenue from External Customer [Line Items]
Sales	5,732	6,303
BMW [Member]
Revenue from External Customer [Line Items]
Sales	5,469	4,826
Ford Motor Company [Member]
Revenue from External Customer [Line Items]
Sales	5,270	5,721
Fiat Chrysler Automobiles [Member]
Revenue from External Customer [Line Items]
Sales	5,173	5,693
Daimler AG [Member]
Revenue from External Customer [Line Items]
Sales	4,887	4,687
Volkswagen [Member]
Revenue from External Customer [Line Items]
Sales	4,001	4,128
Other Customers [Member]
Revenue from External Customer [Line Items]
Sales	$ 8,899	$ 9,469